American Funds Insurance Series® - Portfolio
Series
American Funds® Global Growth Portfolio
Investment portfolio
March 31, 2024
unaudited
Growth funds 80.06%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	583,759	$21,985
American Funds Insurance Series - Growth Fund, Class 1	130,822	14,648
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	579,183	10,993
American Funds Insurance Series - International Fund, Class 1	392,980	7,329
American Funds Insurance Series - New World Fund, Class 1	136,712	3,665
Total growth funds (cost: $51,874,000)		58,620
Growth-and-income funds 20.02%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	977,115	14,656
Total growth-and-income funds (cost: $12,836,000)		14,656
Total investment securities 100.08% (cost: $64,710,000)		73,276
Other assets less liabilities (0.08)%		(59)
Net assets 100.00%		$73,217
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.06%
American Funds Insurance Series - Global Growth Fund, Class 1	$21,055	$44	$1,347	$118	$2,115	$21,985	$—	$—
American Funds Insurance Series - Growth Fund, Class 1	13,973	83	1,097	(16)	1,705	14,648	—	—
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	10,531	520	302	(197)	441	10,993	—	—
American Funds Insurance Series - International Fund, Class 1	7,026	161	317	(53)	512	7,329	—	—
American Funds Insurance Series - New World Fund, Class 1	3,517	74	108	3	179	3,665	—	—
						58,620
Growth-and-income funds 20.02%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	14,040	239	764	13	1,128	14,656	—	—
Total 100.08%				$(132)	$6,080	$73,276	$—	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — Page 1 of 13

American Funds® Growth and Income Portfolio
Investment portfolio
March 31, 2024
unaudited

Growth funds 10.13%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	336,854	$37,718
Total growth funds (cost: $24,028,000)		37,718
Growth-and-income funds 40.56%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	5,012,379	75,185
American Funds Insurance Series - Growth-Income Fund, Class 1	578,044	37,920
American Funds Insurance Series Washington Mutual Investors Fund, Class 1	2,395,433	37,920
Total growth-and-income funds (cost: $129,428,000)		151,025
Asset allocation funds 5.12%
American Funds Insurance Series - Asset Allocation Fund, Class 1	746,260	19,067
Total asset allocation funds (cost: $19,962,000)		19,067
Equity-income funds 9.95%
American Funds Insurance Series - Capital Income Builder, Class 1	3,091,153	37,063
Total equity-income funds (cost: $30,108,000)		37,063
Balanced funds 5.01%
AFIS American Funds Global Balanced Fund, Class 1	1,455,004	18,653
Total balanced funds (cost: $17,356,000)		18,653
Fixed income funds 29.31%
American Funds Insurance Series - The Bond Fund of America, Class 1	11,524,195	109,134
Total fixed income funds (cost: $125,699,000)		109,134
Total investment securities 100.08% (cost: $346,581,000)		372,660
Other assets less liabilities (0.08)%		(302)
Net assets 100.00%		$372,358
American Funds Insurance Series — Portfolio Series — Page 2 of 13

unaudited
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.13%
American Funds Insurance Series - Growth Fund, Class 1	$35,788	$—	$2,452	$472	$3,910	$37,718	$—	$—
Growth-and-income funds 40.56%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	71,749	160	2,599	(667)	6,542	75,185	—	—
American Funds Insurance Series - Growth-Income Fund, Class 1	35,921	—	1,751	414	3,336	37,920	—	—
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	35,927	—	1,278	166	3,105	37,920	—	—
						151,025
Asset allocation funds 5.12%
American Funds Insurance Series - Asset Allocation Fund, Class 1	18,020	—	216	(44)	1,307	19,067	—	—
Equity-income funds 9.95%
American Funds Insurance Series - Capital Income Builder, Class 1	35,927	333	306	(6)	1,115	37,063	238	—
Balanced funds 5.01%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	18,024	—	25	— [2]	654	18,653	—	—
Fixed income funds 29.31%
American Funds Insurance Series - The Bond Fund of America, Class 1	106,871	3,055	24	— [2]	(768)	109,134	—	—
Total 100.08%				$335	$19,201	$372,660	$238	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Portfolio Series — Page 3 of 13

American Funds® Managed Risk Growth Portfolio
Investment portfolio
March 31, 2024
unaudited

Growth funds 55.05%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,871,749	$545,490
American Funds Insurance Series – Global Growth Fund, Class 1	7,242,295	272,745
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	9,583,112	181,887
Total growth funds (cost: $777,581,000)		1,000,122
Growth-and-income funds 20.01%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,157,696	272,745
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	5,739,569	90,857
Total growth-and-income funds (cost: $292,772,000)		363,602
Fixed income funds 20.01%
American Funds Insurance Series – The Bond Fund of America, Class 1	38,395,165	363,602
Total fixed income funds (cost: $370,138,000)		363,602
Short-term securities 4.86%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[1]	88,262,620	88,263
Total short-term securities (cost: $88,263,000)		88,263
Options purchased (equity style) 0.08%
Options purchased (equity style)*		1,438
Total options purchased (cost: $6,319,000)		1,438
Total investment securities 100.01% (cost: $1,535,073,000)		1,817,027
Other assets less liabilities (0.01)%		(238)
Net assets 100.00%		$1,816,789
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2024 (000)
Put
S&P 500 Index	815	USD428,230	USD3,300.00	6/21/2024	$155
S&P 500 Index	90	47,289	3,325.00	6/21/2024	18
S&P 500 Index	295	155,003	3,375.00	6/21/2024	62
S&P 500 Index	50	26,272	3,400.00	6/21/2024	10
S&P 500 Index	410	215,428	3,450.00	6/21/2024	98
American Funds Insurance Series — Portfolio Series — Page 4 of 13

unaudited
*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2024 (000)
S&P 500 Index	295	USD155,003	USD3,475.00	6/21/2024	$74
S&P 500 Index	10	5,254	3,500.00	6/21/2024	3
S&P 500 Index	35	18,390	3,525.00	6/21/2024	9
S&P 500 Index	50	26,272	3,575.00	6/21/2024	14
S&P 500 Index	25	13,136	3,625.00	6/21/2024	8
S&P 500 Index	130	68,307	3,675.00	6/21/2024	40
S&P 500 Index	80	42,035	3,700.00	6/21/2024	26
S&P 500 Index	10	5,254	3,450.00	9/20/2024	9
S&P 500 Index	30	15,763	3,725.00	9/20/2024	37
S&P 500 Index	500	262,718	3,800.00	9/20/2024	680
S&P 500 Index	70	36,780	3,900.00	9/20/2024	107
S&P 500 Index	45	23,645	4,100.00	9/20/2024	88
					$1,438
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
S&P 500 E-mini Index Futures	Long	73	6/21/2024	USD19,376	$428
5 Year U.S. Treasury Note Futures	Long	36	6/28/2024	3,853	10
					$438
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 55.05%
American Funds Insurance Series – Growth Fund, Class 1	$519,611	$5,558	$42,723	$11,866	$51,178	$545,490	$—	$—
American Funds Insurance Series – Global Growth Fund, Class 1	259,806	1,288	16,141	(727)	28,519	272,745	—	—
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	173,258	13,265	8,810	569	3,605	181,887	—	—
						1,000,122
Growth-and-income funds 20.01%
American Funds Insurance Series – Growth-Income Fund, Class 1	259,806	571	14,599	(196)	27,163	272,745	—	—
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	86,547	801	4,333	(682)	8,524	90,857	—	—
						363,602
American Funds Insurance Series — Portfolio Series — Page 5 of 13

unaudited
Investments in affiliates2 (continued)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 20.01%
American Funds Insurance Series – The Bond Fund of America, Class 1	$346,352	$32,216	$12,553	$(1,205)	$(1,208)	$363,602	$—	$—
Total 95.07%				$9,625	$117,781	$1,727,326	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 6 of 13

American Funds® Managed Risk Growth and
Income Portfolio
Investment portfolio
March 31, 2024
unaudited

Growth funds 10.00%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,252,850	$140,281
Total growth funds (cost: $102,177,000)		140,281
Growth-and-income funds 50.00%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	23,366,952	350,504
American Funds Insurance Series – Growth-Income Fund, Class 1	3,206,644	210,356
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	8,861,759	140,282
Total growth-and-income funds (cost: $556,943,000)		701,142
Asset allocation funds 5.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,742,631	70,074
Total asset allocation funds (cost: $68,321,000)		70,074
Equity-income funds 15.00%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	17,544,275	210,356
Total equity-income funds (cost: $193,481,000)		210,356
Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	22,212,868	210,356
Total fixed income funds (cost: $215,218,000)		210,356
Short-term securities 4.89%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[1]	68,555,914	68,556
Total short-term securities (cost: $68,556,000)		68,556
Options purchased (equity style) 0.10%
Options purchased (equity style)*		1,389
Total options purchased (cost: $5,059,000)		1,389
Total investment securities 99.99% (cost: $1,209,755,000)		1,402,154
Other assets less liabilities 0.01%		186
Net assets 100.00%		$1,402,340
American Funds Insurance Series — Portfolio Series — Page 7 of 13

unaudited
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2024 (000)
Put
S&P 500 Index	480	USD252,209	USD3,300.00	6/21/2024	$91
S&P 500 Index	70	36,781	3,325.00	6/21/2024	14
S&P 500 Index	235	123,477	3,375.00	6/21/2024	49
S&P 500 Index	50	26,272	3,400.00	6/21/2024	11
S&P 500 Index	320	168,139	3,450.00	6/21/2024	77
S&P 500 Index	200	105,087	3,475.00	6/21/2024	50
S&P 500 Index	40	21,017	3,575.00	6/21/2024	11
S&P 500 Index	15	7,882	3,625.00	6/21/2024	5
S&P 500 Index	90	47,289	3,675.00	6/21/2024	28
S&P 500 Index	65	34,153	3,700.00	6/21/2024	21
S&P 500 Index	20	10,509	3,450.00	9/20/2024	18
S&P 500 Index	25	13,136	3,500.00	9/20/2024	24
S&P 500 Index	60	31,526	3,675.00	9/20/2024	70
S&P 500 Index	35	18,390	3,700.00	9/20/2024	42
S&P 500 Index	30	15,763	3,725.00	9/20/2024	37
S&P 500 Index	490	257,463	3,800.00	9/20/2024	666
S&P 500 Index	70	36,781	3,900.00	9/20/2024	107
S&P 500 Index	35	18,390	4,100.00	9/20/2024	68
					$1,389
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
S&P 500 E-mini Index Futures	Long	74	6/21/2024	USD19,641	$434
5 Year U.S. Treasury Note Futures	Long	127	6/28/2024	13,591	37
					$471
American Funds Insurance Series — Portfolio Series — Page 8 of 13

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.00%
American Funds Insurance Series – Growth Fund, Class 1	$134,174	$3,232	$13,360	$3,261	$12,974	$140,281	$—	$—
Growth-and-income funds 50.00%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	335,244	3,892	15,961	(1,116)	28,445	350,504	—	—
American Funds Insurance Series – Growth-Income Fund, Class 1	201,197	512	12,168	2,686	18,129	210,356	—	—
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	134,174	550	6,552	924	11,186	140,282	—	—
						701,142
Asset allocation funds 5.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	67,023	419	2,048	(362)	5,042	70,074	—	—
Equity-income funds 15.00%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	201,197	10,414	7,595	1,042	5,298	210,356	1,353	—
Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	201,198	17,362	6,809	(537)	(858)	210,356	—	—
Total 95.00%				$5,898	$80,216	$1,332,209	$1,353	$—

[1]	Rate represents the seven-day yield at 3/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 9 of 13

American Funds® Managed Risk Global
Allocation Portfolio
Investment portfolio
March 31, 2024
unaudited

Growth funds 25.03%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,597,204	$97,811
Total growth funds (cost: $78,037,000)		97,811
Growth-and-income funds 20.02%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	5,215,084	78,226
Total growth-and-income funds (cost: $62,256,000)		78,226
Asset allocation funds 10.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,531,574	39,132
Total asset allocation funds (cost: $36,701,000)		39,132
Equity-income funds 5.00%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	1,630,298	19,547
Total equity-income funds (cost: $18,270,000)		19,547
Balanced funds 20.02%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	6,101,893	78,226
Total balanced funds (cost: $78,107,000)		78,226
Fixed income funds 15.01%
American Funds Insurance Series – Capital World Bond Fund, Class 1[1]	5,897,386	58,679
Total fixed income funds (cost: $56,769,000)		58,679
Short-term securities 4.79%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[2]	18,729,135	18,729
Total short-term securities (cost: $18,729,000)		18,729
Options purchased (equity style) 0.11%
Options purchased (equity style)*		402
Total options purchased (cost: $1,144,000)		402
Total investment securities 99.99% (cost: $350,013,000)		390,752
Other assets less liabilities 0.01%		51
Net assets 100.00%		$390,803
American Funds Insurance Series — Portfolio Series — Page 10 of 13

unaudited
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2024 (000)
Put
S&P 500 Index	25	USD13,136	USD3,300.00	6/21/2024	$5
S&P 500 Index	20	10,509	3,325.00	6/21/2024	4
S&P 500 Index	60	31,526	3,375.00	6/21/2024	13
S&P 500 Index	15	7,882	3,400.00	6/21/2024	3
S&P 500 Index	85	44,662	3,450.00	6/21/2024	20
S&P 500 Index	10	5,254	3,525.00	6/21/2024	3
S&P 500 Index	10	5,254	3,575.00	6/21/2024	3
S&P 500 Index	10	5,254	3,625.00	6/21/2024	3
S&P 500 Index	20	10,509	3,675.00	6/21/2024	6
S&P 500 Index	10	5,254	3,700.00	6/21/2024	3
S&P 500 Index	15	7,882	3,500.00	9/20/2024	14
S&P 500 Index	10	5,254	3,700.00	9/20/2024	12
S&P 500 Index	10	5,254	3,725.00	9/20/2024	12
S&P 500 Index	210	110,342	3,800.00	9/20/2024	286
S&P 500 Index	10	5,254	3,900.00	9/20/2024	15
					$402
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
S&P 500 E-mini Index Futures	Long	21	6/21/2024	USD5,574	$123
5 Year U.S. Treasury Note Futures	Long	48	6/28/2024	5,137	14
					$137
American Funds Insurance Series — Portfolio Series — Page 11 of 13

unaudited
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 25.03%
American Funds Insurance Series – Global Growth Fund, Class 1	$95,353	$618	$8,231	$933	$9,138	$97,811	$—	$—
Growth-and-income funds 20.02%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	76,260	278	4,463	105	6,046	78,226	—	—
Asset allocation funds 10.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	38,148	253	1,906	151	2,486	39,132	—	—
Equity-income funds 5.00%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	19,056	668	769	36	556	19,547	127	—
Balanced funds 20.02%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	76,261	1,343	2,146	(294)	3,062	78,226	—	—
Fixed income funds 15.01%
American Funds Insurance Series – Capital World Bond Fund, Class 1[1]	57,204	4,393	1,753	(35)	(1,130)	58,679	—	—
Total 95.09%				$896	$20,158	$371,621	$127	$—

[1]	Fund did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 3/31/2024.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of option contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,424,695,000, $1,117,207,000 and $286,408,000, respectively. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $313,874,000, $329,239,000 and $66,155,000, respectively.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
As of March 31, 2024, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
INGEFP1-875-0524O-S96485
American Funds Insurance Series — Portfolio Series — Page 13 of 13